[AIM LOGO APPEARS HERE]         Dear Shareholder:
--Registered Trademark--

                 [PHOTO of      As the end of the six-month reporting period
             Robert H. Graham,  arrived, the U.S. economy had begun to show
              Chairman of The   signs of recovery from the recession of 2001.
LETTER       Board of The Fund  But over the last six months, economic weakness,
TO OUR         APPEARS HERE]    falling interest rates and the terrorist attacks
SHAREHOLDERS                    of September 11 all affected your investment.
                The deteriorating economy spurred the U.S. Federal Reserve Board to slash short-term interest rates 11 times during 2001. The overnight rate began the six-month reporting period at 3.75% and was reduced to 1.75% at the close of the period. This is the lowest short-term rate since 1961. Also, the National Bureau of Economic Research announced the U.S. economy was in a recession, unemployment rose to 5.8% by December, with layoffs reaching nearly 2 million during 2001, and stocks sank throughout the calendar year with all major indexes lower for the second consecutive year.

                YOUR INVESTMENT PORTFOLIO

                As of February 28, 2002, the performance of the portfolio's Reserve Class was competitive. The average monthly yield was 1.06%, and the seven-day yield was 1.04%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. (Had the advisor and the distributor not waived fees during the reporting period, performance would have been lower.) The weighted average maturity (WAM) remained in the 37- to 57-day range; at the close of the reporting period the WAM was 45 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Reserve Class stood at $5.11 million at the close of the reporting period.

                   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

                   The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                                                                     (continued)

                IN CONCLUSION

                As the reporting period ended, signs of an economic recovery were evident. Gross domestic product rose at a surprisingly strong 1.7% annual rate during the fourth quarter of 2001. In January 2002, unemployment fell to 5.6%, manufacturing increased for the third consecutive month after an 18-month slump, and retail sales rose 1.2% after a 0.7% gain in December. These trends, coupled with a strong housing market, low energy prices, the absence of inflation and generally positive news from the battlefields of Afghanistan gave strength to the position of many economists that an economic recovery will take hold during 2002.

                   We are pleased to send you this report on your investment.
                AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

                Respectfully submitted,

                /s/ ROBERT H. GRAHAM
                Robert H. Graham
                Chairman

SCHEDULE OF INVESTMENTS
February 28, 2002
(Unaudited)

                                                       PAR
                                            MATURITY  (000)       VALUE

U.S. GOVERNMENT AGENCY SECURITIES - 31.72%

FEDERAL FARM CREDIT BANK - 0.41%
Discount Notes,(a)
 2.10%                                      09/18/02 $ 12,600 $   12,452,265
============================================================================

FEDERAL HOME LOAN BANK - 7.08%
Debentures,
 6.75%                                      08/15/02   16,390     16,717,374
----------------------------------------------------------------------------
 2.38%                                      10/29/02   20,000     20,000,000
----------------------------------------------------------------------------
 2.24%                                      02/07/03   20,000     20,000,000
----------------------------------------------------------------------------
Discount Notes,(a)
 1.89%                                      05/15/02   16,000     15,937,000
----------------------------------------------------------------------------
 3.35%                                      05/17/02   20,000     19,856,694
----------------------------------------------------------------------------
 1.91%                                      08/30/02   15,000     14,855,158
----------------------------------------------------------------------------
 1.94%                                      09/30/02   10,000      9,885,217
----------------------------------------------------------------------------
 2.13%                                      01/15/03   20,000     19,987,375
----------------------------------------------------------------------------
Floating Rate Notes,
 1.73%(b)                                   08/13/02   25,000     24,996,204
----------------------------------------------------------------------------
 1.97%(c)                                   09/05/02   50,000     50,000,000
============================================================================
                                                                 212,235,022
============================================================================

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) -
  11.56%
Debentures,
 5.50%                                      05/15/02   48,546     48,878,306
----------------------------------------------------------------------------
 6.25%                                      10/15/02   15,975     16,383,425
----------------------------------------------------------------------------
Discount Notes,(a)
 2.23%                                      03/08/02   25,000     24,989,160
----------------------------------------------------------------------------
 2.30%                                      03/20/02   25,000     24,969,653
----------------------------------------------------------------------------
 3.36%                                      03/20/02   25,000     24,955,667
----------------------------------------------------------------------------
 3.49%                                      04/15/02   15,000     14,934,562
----------------------------------------------------------------------------
 3.49%                                      04/24/02   15,250     15,170,166
----------------------------------------------------------------------------
 1.75%                                      06/03/02   15,000     14,931,458
----------------------------------------------------------------------------
 1.94%                                      09/06/02   20,585     20,375,342
----------------------------------------------------------------------------
 1.94%                                      09/11/02   25,000     24,738,639
----------------------------------------------------------------------------
 1.69%                                      09/18/02   25,000     24,764,104
----------------------------------------------------------------------------
 1.95%(d)                                   10/10/02   15,000     14,818,812
----------------------------------------------------------------------------
 2.14%                                      12/05/02   10,000      9,834,150
----------------------------------------------------------------------------
 2.20%                                      12/05/02   25,000     24,573,750
----------------------------------------------------------------------------
 2.00%                                      12/13/02   12,900     12,694,317
----------------------------------------------------------------------------
 2.16%                                      12/18/02   30,000     29,474,400
============================================================================
                                                                 346,485,911
============================================================================

                                                       PAR
                                            MATURITY  (000)       VALUE

FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (FNMA) - 8.10%
Debentures,
 5.38%                                      03/15/02 $ 25,000 $   25,018,529
----------------------------------------------------------------------------
 6.75%                                      08/15/02   16,475     16,804,072
----------------------------------------------------------------------------
 6.25%                                      11/15/02   40,000     41,129,256
----------------------------------------------------------------------------
 5.00%                                      02/14/03   20,000     20,520,984
----------------------------------------------------------------------------
Discount Notes,(a)
 2.22%                                      04/04/02   60,000     59,874,483
----------------------------------------------------------------------------
 3.33%                                      05/17/02   15,000     14,893,162
----------------------------------------------------------------------------
 3.72%                                      05/17/02   10,000      9,920,433
----------------------------------------------------------------------------
 1.97%                                      06/03/02   15,000     14,922,842
----------------------------------------------------------------------------
 1.87%                                      07/31/02   20,000     19,842,089
----------------------------------------------------------------------------
 2.39%                                      11/15/02   20,000     19,656,106
============================================================================
                                                                 242,581,956
============================================================================

OVERSEAS PRIVATE INVESTMENT CORP. - 1.24%
Floating Rate Notes,
 1.85%(c)                                   07/15/03   10,000     10,000,000
----------------------------------------------------------------------------
 1.85%(c)                                   01/15/09    8,680      8,680,000
----------------------------------------------------------------------------
 1.85%(c)                                   04/01/14   18,500     18,500,000
============================================================================
                                                                  37,180,000
============================================================================

STUDENT LOAN MARKETING ASSOCIATION - 2.84%
Floating Rate Notes,
 1.83%(c)                                   08/15/02   50,000     50,000,000
----------------------------------------------------------------------------
Medium Term Notes,
 2.00%                                      02/14/03   20,000     20,000,000
----------------------------------------------------------------------------
 2.45%                                      02/28/03   15,000     15,000,000
============================================================================
                                                                  85,000,000
============================================================================

TENNESSEE VALLEY AUTHORITY - 0.49%
Debentures, 6.00%                           09/24/02   14,267     14,593,727
============================================================================
  TOTAL U.S. GOVERNMENT AGENCY SECURITIES
   (Cost $950,528,881)                                           950,528,881
============================================================================
  Total Investments (excluding Repurchase
   Agreements)                                                   950,528,881
____________________________________________________________________________
============================================================================

                                                          PAR
                                               MATURITY  (000)       VALUE

REPURCHASE AGREEMENTS - 68.25%(e)
Bank of Nova Scotia (Canada)
 1.90%(f)                                      03/01/02 $142,000 $  142,000,000
-------------------------------------------------------------------------------
Banc One Capital Markets, Inc.
 1.90%(g)                                      03/01/02  142,000    142,000,000
-------------------------------------------------------------------------------
BNP Paribas Investment Services, LLC (France)
 1.91%(h)                                      03/01/02  705,452    705,452,267
-------------------------------------------------------------------------------
Credit Suisse First Boston Corp.
 (Switzerland)
 1.90%(i)                                      03/01/02  142,000    142,000,000
-------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
 1.62%(j)                                      04/15/02  100,000    100,000,000
-------------------------------------------------------------------------------
Salomon Smith Barney Inc.
 1.90%(k)                                      03/01/02  142,000    142,000,000
-------------------------------------------------------------------------------
UBS Warburg LLC (Switzerland)
 1.85%(l)                                      03/07/02  200,000    200,000,000
-------------------------------------------------------------------------------
 1.60%(m)                                      05/16/02  100,000    100,000,000
-------------------------------------------------------------------------------
 1.64%(n)                                      07/31/02  200,000    200,000,000
-------------------------------------------------------------------------------
 1.90%(o)                                      08/12/02  100,000    100,000,000
-------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
 (Germany)
 1.90%(p)                                      03/01/02   71,451     71,451,421
===============================================================================
  Total Repurchase Agreements (Cost
   $2,044,903,688)                                                2,044,903,688
===============================================================================
TOTAL INVESTMENTS - 99.97% (COST
 $2,995,432,569)(q)                                               2,995,432,569
===============================================================================
OTHER ASSETS LESS LIABILITIES - 0.03%                                   835,232
_______________________________________________________________________________
===============================================================================
NET ASSETS - 100.00%                                             $2,996,267,801
_______________________________________________________________________________
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) U.S. Agency Discount Notes are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Interest rates are redetermined daily. Rates shown are rates in effect on 02/28/02.
(c) Interest rates are redetermined weekly. Rates shown are rates in effect on 02/28/02.
(d) Security purchased on a forward commitment basis.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Joint repurchase agreement entered into 02/28/02 with a maturing value of $500,026,389. Collateralized by $489,823,000 U.S. Government obligations, 0% to 6.63% due 05/31/02 to 09/15/09 with an aggregate market value at 02/28/02 of $510,000,171.
(g) Joint repurchase agreement entered into 02/28/02 with a maturing value of $150,007,917. Collateralized by $153,638,000 U.S. Government obligations, 0% to 3.71% due 05/30/02 to 12/29/03 with an aggregate market value at 02/28/02 of $153,001,554.
(h) Joint repurchase agreement entered into 02/28/02 with a maturing value of $1,500,079,583. Collateralized by $1,496,428,000 U.S. Government
    obligations, 0% to 7.63% due 03/01/02 to 05/13/11 with an aggregate market value at 02/28/02 of $1,530,001,802.

(i) Joint repurchase agreement entered into 02/28/02 with a maturing value of $250,013,194. Collateralized by $260,460,000 U.S. Government obligations, 0% to 8.25% due 02/07/03 to 04/15/42 with an aggregate market value at 02/28/02 of $260,885,242.
(j) Term repurchase agreement entered into 01/15/02. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $102,580,000 U.S. Government obligations, 0% to 4.13% due 05/10/02 to 01/14/05 with an aggregate market value at 02/28/02 of $102,477,397.
(k) Joint repurchase agreement entered into 02/28/02 with a maturing value of $200,010,556. Collateralized by $236,856,000 U.S. Treasury obligations, 0% to 12.00% due 04/30/02 to 10/08/27 with an aggregate market value at 02/28/02 of $206,124,812.
(l) Term repurchase agreement entered into 12/06/01. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $348,906,000 U.S. Government obligations, 0% to 10.70% due 04/15/02 to 10/15/29 with an aggregate market value at 02/28/02 of $204,001,315.
(m) Term repurchase agreement entered into 01/15/02. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $99,225,000 U.S. Government obligations, 6.70% to 7.38% due 05/02/11 to 07/01/14 with an aggregate market value at 02/28/02 of $102,004,421.
(n) Term repurchase agreement entered into 01/14/02. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $197,055,000 U.S. Government obligations, 4.13% to 7.38% due 04/25/03 to 07/01/14 with an aggregate market value at 02/28/02 of $204,000,359.
(o) Term repurchase agreement entered into 02/13/02. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $97,515,000 U.S. Government obligations, 5.25% to 6.88% due 08/15/03 to 08/15/06 with an aggregate market value at 02/28/02 of $102,003,727.
(p) Joint repurchase agreement entered into 02/28/02 with a maturing value of $75,003,958. Collateralized by $71,615,000 U.S. Government obligations, 0% to 6.88% due 07/05/02 to 11/15/11 with an aggregate market value at 02/28/02 of $76,500,623.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements at value
 (amortized cost)                                             $  950,528,881
----------------------------------------------------------------------------
Repurchase agreements                                          2,044,903,688
----------------------------------------------------------------------------
Interest receivable                                                5,442,248
----------------------------------------------------------------------------
Investment for deferred compensation plan                             28,278
----------------------------------------------------------------------------
Other assets                                                          28,179
============================================================================
  Total assets                                                 3,000,931,274
============================================================================

LIABILITIES:

Payables for:
 Dividends                                                         4,346,667
----------------------------------------------------------------------------
 Deferred compensation plan                                           28,278
----------------------------------------------------------------------------
Accrued distribution fees                                            147,020
----------------------------------------------------------------------------
Accrued trustees' fees                                                 2,554
----------------------------------------------------------------------------
Accrued transfer agent fees                                           52,701
----------------------------------------------------------------------------
Accrued operating expenses                                            86,253
============================================================================
  Total liabilities                                                4,663,473
============================================================================
Net assets applicable to shares outstanding                   $2,996,267,801
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $1,828,320,517
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  270,169,474
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   14,005,573
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  564,658,115
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    5,107,841
____________________________________________________________________________
============================================================================
Resource Class                                                $  314,006,281
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            1,828,317,569
____________________________________________________________________________
============================================================================
Private Investment Class                                         270,163,729
____________________________________________________________________________
============================================================================
Personal Investment Class                                         14,004,899
____________________________________________________________________________
============================================================================
Cash Management                                                  564,650,937
____________________________________________________________________________
============================================================================
Reserve Class                                                      5,107,668
____________________________________________________________________________
============================================================================
Resource Class                                                   313,999,516
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
 each class                                                   $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 2002
(Unaudited)

INVESTMENT INCOME:

Interest                                              $29,382,041
==================================================================

EXPENSES:

Advisory fees                                           1,220,525
------------------------------------------------------------------
Administrative services fees                              171,641
------------------------------------------------------------------
Custodian fees                                             45,952
------------------------------------------------------------------
Distribution fees:
 Private Investment Class                                 641,809
------------------------------------------------------------------
 Personal Investment Class                                 73,101
------------------------------------------------------------------
 Cash Management Class                                    270,752
------------------------------------------------------------------
 Reserve Class                                             35,690
------------------------------------------------------------------
 Resource Class                                           313,074
------------------------------------------------------------------
Transfer agent fees                                       212,004
------------------------------------------------------------------
Trustees' fees                                              8,151
------------------------------------------------------------------
Other                                                     119,196
==================================================================
  Total expenses                                        3,111,895
==================================================================
Less: Fees waived                                        (709,244)
==================================================================
  Net expenses                                          2,402,651
==================================================================
Net investment income                                  26,979,390
==================================================================
Net realized gain (loss) from investment securities       (49,351)
==================================================================
Net increase in net assets resulting from operations  $26,930,039
__________________________________________________________________
==================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2002 and the year ended August 31, 2001 (Unaudited)

                                              FEBRUARY 28,      AUGUST 31,
                                                  2002             2001
                                            ----------------  --------------
OPERATIONS:
 Net investment income                      $     26,979,390  $   74,902,159
-----------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities                                         (49,351)         72,834
=============================================================================
  Net increase in net assets resulting from
   operations                                     26,930,039      74,974,993
=============================================================================
Distributions to shareholders from net
 investment income:
 Institutional Class                             (14,698,139)    (35,499,690)
-----------------------------------------------------------------------------
 Private Investment Class                         (2,630,389)     (9,565,242)
-----------------------------------------------------------------------------
 Personal Investment Class                          (187,296)       (893,880)
-----------------------------------------------------------------------------
 Cash Management Class                            (5,997,038)    (16,606,091)
-----------------------------------------------------------------------------
 Reserve Class                                       (57,056)       (202,563)
-----------------------------------------------------------------------------
 Resource Class                                   (3,409,472)    (12,134,693)
-----------------------------------------------------------------------------
Share transactions - net:
 Institutional Class                           1,091,182,203     337,745,488
-----------------------------------------------------------------------------
 Private Investment Class                         15,855,488     144,812,006
-----------------------------------------------------------------------------
 Personal Investment Class                       (10,978,980)     10,558,279
-----------------------------------------------------------------------------
 Cash Management Class                           156,744,807     184,411,217
-----------------------------------------------------------------------------
 Reserve Class                                    (2,407,721)      4,853,550
-----------------------------------------------------------------------------
 Resource Class                                   20,368,272      60,011,293
=============================================================================
  Net increase in net assets                   1,270,714,718     742,464,667
=============================================================================
NET ASSETS:
 Beginning of period                           1,725,553,083     983,088,416
=============================================================================
 End of period                              $  2,996,267,801  $1,725,553,083
_____________________________________________________________________________
=============================================================================
NET ASSETS CONSIST OF:
 Shares of beneficial interest              $  2,996,244,318  $1,725,480,249
-----------------------------------------------------------------------------
 Undistributed net realized gain from
  investment securities                               23,483          72,834
=============================================================================
                                            $  2,996,267,801  $1,725,553,083
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2002
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund currently consists of six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes based on relative net assets.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. For the six months ended February 28, 2002, AIM waived fees of $304,250.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2002, AIM was paid $171,641 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2002, AFS was paid $193,913 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. For the six months ended February 28, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $385,085, $48,734, $216,602, $28,552 and $250,459, respectively, as compensation under the Plan and FMC waived fees of $404,994.
 Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.
 During the six months ended February 28, 2002, the Fund paid legal fees of $5,895 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4 - SHARE INFORMATION

Changes in shares outstanding during the six months ended February 28, 2002 and the year ended August 31, 2001 were as follows:

                               SIX MONTHS ENDED                     YEAR ENDED
                                FEBRUARY, 2002                     AUGUST, 2001
                        -------------------------------  ---------------------------------
                             SOLD           AMOUNT            SOLD             AMOUNT
                        --------------  ---------------  ---------------  ----------------
Sold:
  Institutional Class   10,045,272,157  $10,045,272,157   17,746,691,460   $17,746,691,460
-------------------------------------------------------------------------------------------
  Private Investment
   Class                   373,865,567      373,865,567    1,293,097,359     1,293,097,359
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                    55,625,912       55,625,912      105,790,324       105,790,324
-------------------------------------------------------------------------------------------
  Cash Management Class  1,450,041,612    1,450,041,612    1,518,688,423     1,518,688,423
-------------------------------------------------------------------------------------------
  Reserve Class             66,987,851       66,987,851       91,807,609        91,807,609
-------------------------------------------------------------------------------------------
  Resource Class           861,599,593      861,599,593    1,671,413,400     1,671,413,400
-------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        4,421,978        4,421,978       17,248,532        17,248,532
-------------------------------------------------------------------------------------------
  Private Investment
   Class                     2,538,607        2,538,607        7,407,682         7,407,682
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                        30,159           30,159          114,243           114,243
-------------------------------------------------------------------------------------------
  Cash Management Class      5,606,183        5,606,183       16,445,823        16,445,823
-------------------------------------------------------------------------------------------
  Reserve Class                 31,998           31,998          126,473           126,473
-------------------------------------------------------------------------------------------
  Resource Class             1,781,301        1,781,301        3,498,789         3,498,789
-------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (8,958,511,932)  (8,958,511,932) (17,426,194,504)  (17,426,194,504)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                  (360,548,686)    (360,548,686)  (1,155,693,035)   (1,155,693,035)
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                   (66,635,051)     (66,635,051)     (95,346,288)      (95,346,288)
-------------------------------------------------------------------------------------------
  Cash Management Class (1,298,902,988)  (1,298,902,988)  (1,350,723,029)   (1,350,723,029)
-------------------------------------------------------------------------------------------
  Reserve Class            (69,427,570)     (69,427,570)     (87,080,532)      (87,080,532)
-------------------------------------------------------------------------------------------
  Resource Class          (843,012,622)    (843,012,622)  (1,614,900,896)   (1,614,900,896)
===========================================================================================
                         1,270,764,069  $ 1,270,764,069      742,391,833  $    742,391,833
___________________________________________________________________________________________
===========================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                 RESERVE CLASS
                                      -------------------------------------
                                                               JANUARY 31,
                                                                   2000
                                       SIX MONTHS              (DATE SALES
                                         ENDED      YEAR ENDED COMMENCED TO
                                      FEBRUARY 28,  AUGUST 31,  AUGUST 31,
                                      ------------  ---------- ------------
                                          2002         2001        2000
                                      ------------  ---------- ------------
Net asset value, beginning of period     $ 1.00       $ 1.00      $ 1.00
----------------------------------------------------------------------------
  Net investment income                    0.01         0.05        0.03
============================================================================
Less dividends from net investment
 income                                   (0.01)       (0.05)      (0.03)
============================================================================
Net asset value, end of period           $ 1.00       $ 1.00      $ 1.00
____________________________________________________________________________
============================================================================
Total return(a)                            0.78%        4.63%       3.27%
____________________________________________________________________________
============================================================================
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                                $5,108       $7,516      $2,662
____________________________________________________________________________
============================================================================
Ratio of expenses to average net
 assets:
  With fee waivers                         0.92%(b)     0.89%       0.87%(c)
----------------------------------------------------------------------------
  Without fee waivers                      1.14%(b)     1.15%       1.17%(c)
____________________________________________________________________________
============================================================================
Ratio of net investment income to
 average net assets                        1.47%(b)     4.34%       5.22%(c)
____________________________________________________________________________
============================================================================

(a)Not annualized for periods less than one year.
(b)Ratios are annualized and based on average daily net assets of $7,197,049.
(c)Annualized.

                             TRUSTEES
Frank S. Bayley                                      Robert H. Graham
Bruce L. Crockett                                  Prema Mathai-Davis        Short-Term
Albert R. Dowden                                     Lewis F. Pennock        Investments Trust
Edward K. Dunn, Jr.                                   Ruth H. Quigley        (STIT)
Jack M. Fields                                         Louis S. Sklar
Carl Frischling

                             OFFICERS

Robert H. Graham                                 Chairman & President
Gary T. Crum                                       Sr. Vice President
Carol F. Relihan                       Sr. Vice President & Secretary
Dana R. Sutton                             Vice President & Treasurer        Government
Melville B. Cox                                        Vice President        & Agency
Karen Dunn Kelley                                      Vice President        Portfolio
                                                                             -------------------------------------------------
As of December 31, 2001                                                      Reserve                                    SEMI-
                                                                             Class                                      ANNUAL
                        INVESTMENT ADVISOR                                                                              REPORT
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173                                                                 FEBRUARY 28, 2002

                           DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                     Houston, TX 77046-1173

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                   LEGAL COUNSEL TO TRUSTEES
             Kramer, Levin, Naftalis & Frankel LLP
                      919 Third Avenue
                     New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173

This report may be distributed only to current shareholders or                         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                             Fund Management Company

GAP-SAR-6